Related Party Balances and Transaction - Schedule of Related Party Balances and Transaction (Details)		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Peixuan Wang [Member]
Due from related parties
Relationship	[1]	Chairwomen of the Company
Total amount due from related parties	[1]	¥ 1,044,676	¥ 1,014,550
Due to related parties
Relationship	[1]	Chairwomen of the Company
Shiyu Liu [Member]
Due from related parties
Relationship		Supervisor of Beijing Sentu and Ang’you
Total amount due from related parties		¥ 329,098	319,608
Due to related parties
Relationship		Supervisor of Beijing Sentu and Ang’you
Junjun Hao [Member]
Due from related parties
Relationship		Executive direct and manager of Sentu Lejiao
Total amount due from related parties		¥ 438,797	426,143
Due to related parties
Relationship		Executive direct and manager of Sentu Lejiao
Total amount due to related parties		¥ 318,099	36,729
Others [Member]
Due from related parties
Total amount due from related parties		110,903	8,400
Due to related parties
Total amount due to related parties		199,379	209,516
Related Party [Member]
Due from related parties
Total amount due from related parties		1,923,474	1,768,701	$ 246,901
Due to related parties
Total amount due to related parties		¥ 1,917,478	1,646,245	$ 229,807
Beijing Sentu Cloud Creative Education Technology Co., Ltd.[Member]
Due from related parties
Relationship		Controlled by Huidong Niu
Due to related parties
Relationship		Controlled by Huidong Niu
Total amount due to related parties		¥ 1,400,000	¥ 1,400,000

[1]	As of December 31, 2024 and June 30, 2025, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.